SEGMENTS REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of segment reporting
	Year ended December 31, 2024
	Radware Core	Hawks	Total

Revenues	$274,384	$496	$274,880

Other segment items *	264,635	14,132	278,767

Operating income (loss)	$9,749	$(13,636)	$(3,887)

Financial income, net			$16,552

Income before taxes on income			$12,665

	Year ended December 31, 2023
	Radware Core	Hawks	Total

Revenues	$260,322	$970	$261,292

Other segment items *	277,124	15,848	292,972

Operating loss	$(16,802)	$(14,878)	$(31,680)

Financial income, net			$13,927

Loss before taxes on income			$(17,753)

	Year ended December 31, 2022
	Radware Core	Hawks	Total

Revenues	$290,408	$3,018	$293,426

Other segment items *	281,992	14,773	296,765

Operating income (loss)	$8,416	$(11,755)	$(3,339)

Financial income, net			$8,052

Income before taxes on income			$4,713